Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]
19.	Subsequent events

On  January 29, 2025, Areti Shipping Ltd. signed a memorandum of agreement to sell M/V “Tasos”, a 75,100 DWT 2000-built bulk carrier, for scrap, at a gross price of approximately $5 million, following a strategy of disposing older vessels. The vessel was delivered to her new owners on  March 17, 2025. The gain on the sale of the vessel is approximately $2.1 million.